Consolidated Statements of Operations (Parenthetical) - shares	3 Months Ended	4 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Maximum [Member] | Over-Allotment Option [Member]
Ordinary shares subject to forfeiture	225,000	225,000